Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Labor Select International Equity Portfolio
January 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 98.07%Δ
Australia − 0.78%
QBE Insurance Group	256,222	$1,571,570
		1,571,570
China/Hong Kong − 4.85%
Jardine Matheson Holdings	70,500	4,063,424
WH Group 144A #	6,972,000	5,649,788
		9,713,212
Denmark − 1.49%
ISS †	173,381	2,977,677
		2,977,677
France − 7.33%
Cie de Saint-Gobain †	125,613	6,244,379
Dassault Aviation †	955	995,718
Sanofi	56,224	5,287,772
Societe Generale †	115,928	2,161,246
		14,689,115
Germany − 7.08%
Allianz	23,066	5,213,130
Bayerische Motoren Werke	12,736	1,078,343
Evonik Industries	176,511	5,804,401
Telefonica Deutschland Holding	762,162	2,088,662
		14,184,536
Italy − 3.61%
Enel	424,184	4,207,054
Eni	285,015	2,878,872
Snam	30,467	159,760
		7,245,686
Japan − 30.70%
Coca-Cola Bottlers Japan Holdings	176,400	2,677,926
Denso	82,800	4,602,450
FUJIFILM Holdings	99,900	5,722,472
Fujitsu	21,000	3,204,598
Honda Motor	243,300	6,424,752
Isuzu Motors	27,200	260,109
Kyocera	108,100	6,928,373
Mitsubishi Electric	278,100	4,242,362
Nippon Telegraph & Telephone	175,100	4,376,416
Otsuka Holdings	87,700	3,744,916
Sekisui Chemical	191,200	3,448,519
Sony	63,600	6,087,325
Takeda Pharmaceutical	149,600	5,261,377
Tokio Marine Holdings	72,500	3,561,264
Toyota Industries	12,700	1,000,387
		61,543,246
	Number of shares	Value (US $)
Common StockΔ (continued)
Singapore − 4.31%
Singapore Telecommunications	1,630,500	$2,888,506
United Overseas Bank	327,209	5,749,003
		8,637,509
Spain − 5.02%
Banco Santander †	2,105,035	6,144,399
Naturgy Energy Group	151,305	3,908,947
		10,053,346
Sweden − 2.61%
Telia	1,194,680	5,235,434
		5,235,434
Switzerland − 5.24%
ABB	139,255	4,107,520
Novartis	51,233	4,638,902
Zurich Insurance Group	4,384	1,752,928
		10,499,350
United Kingdom − 25.05%
BP	1,082,873	4,023,908
CK Hutchison Holdings	961,000	6,631,889
GlaxoSmithKline	302,906	5,625,360
Kingfisher †	1,153,299	4,378,151
Lloyds Banking Group †	11,000,859	4,936,441
Royal Dutch Shell Class B	352,155	6,137,532
SSE	319,914	6,480,472
Tesco	1,565,983	5,124,522
Travis Perkins †	123,610	2,274,715
WPP	439,766	4,595,388
		50,208,378
Total Common Stock (cost $192,346,411)		196,559,059

Preferred Stock – 0.70%
Germany − 0.70%
Bayerische Motoren Werke 4.52%	21,626	1,411,397
Total Preferred Stock (cost $1,423,098)		1,411,397

Short-Term Investments – 0.10%
Money Market Mutual Funds – 0.10%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	50,017	50,017

NQ-DTP-094 [1/21] 3/21 (1551933)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Labor Select International Equity Portfolio (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	50,017	$50,017
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	50,017	50,017
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	50,017	50,017
Total Short-Term Investments (cost $200,067)		200,068

Total Value of Securities−98.87% (cost $193,969,576)		198,170,524
Receivables and Other Assets Net of Liabilities — 1.13%		2,263,915
Net Assets Applicable to 15,497,794 Shares Outstanding — 100.00%	$200,434,439
Δ	Securities have been classified by country of origin.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of Rule 144A securities was $5,649,788, which represents 2.82% of the Portfolio's net assets.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-DTP-094 [1/21] 3/21 (1551933)